SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”), and are expressed in US dollars. These consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly owned subsidiaries, Qeyos Ad Systems Inc. (“Qeyos”), incorporated in British Columbia, Canada, and Wuxi Xun Fu Information Technology Co., Ltd. (“Wuxi”), incorporated in the People’s Republic of China. The Company’s fiscal year-end is December 31. For all periods presented, all significant inter-company accounts and transactions have been eliminated in the consolidated financial statements. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgement.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a)	Cash and Cash Equivalents

Cash consists of cash on deposit with high quality major financial institutions. The carrying amounts approximated fair market value due to the liquidity of these deposits. For purposes of the balance sheets and statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company had no cash equivalents at December 31, 2017 and 2016.

b)	Use of Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Management evaluates estimates and judgments on an ongoing basis. Actual results could differ from these estimates. The significant areas requiring management’s estimates and assumptions include the fair value of shares issued to settle debt, share-based compensation, valuation of receivables and inventory, estimated life, amortization rates and impairment of long-lived assets, valuation allowance for income tax purposes, and fair value measurement of financial instruments.

c)	Revenue Recognition

The Company recognizes revenue when all of the following criteria are met: (1) the Company has evidence of an arrangement with a customer; (2) the Company delivers the specified products; (3) license agreement terms are fixed or determinable and free of contingencies or uncertainties that may alter the agreement such that it may not be complete and final; and (4) collection is probable.

The Company also earns revenue from software consulting and implementation services performed under per hour or fixed fee arrangements. Revenue from such services is recognized as the services are provided or upon expiration of the contractual service period.

d)	Software Development Costs

The Company accounts for software development costs in accordance with Accounting Standards Codification (“ASC”) 985-20, So ftware - Cost of Software to Be Sold, Leased , whereby costs for the development of new software products and substantial enhancements to existing software products are expensed as incurred until technological feasibility has been established and all research and development activities for the other components of the product or processes have been completed, at which time any additional costs are capitalized. In accordance with ASC 985-705, software modification costs to satisfy upgrades and changes in system configurations are expensed as incurred.

To December 31, 2017, software development costs, comprised of salaries, wages and benefits, and direct overhead, have been charged to operations as the research and development activities for other components of the product and processes have not been completed.

e)	Inventory

Inventory is recorded at the lower of cost or market, with cost being determined on the weighted average method. When required, a provision is made to reduce excess and obsolete inventory to estimated net realizable value. The net realizable value of inventory is generally considered to be the selling price in the ordinary course of business, less the estimated costs of completion and estimated costs to make the sale. Inventory consists of computers, monitors, printers, parts and enclosures, and general inventory.

f)	Equipment and Amortization

Equipment is recorded at cost and amortized using the declining-balance and straight-line method at rates determined to estimate the useful lives of the assets. The annual rates used in calculating amortization are as follows:

Computer hardware	30% declining-balance
Computer software	50% declining-balance
Office furniture	20% declining-balance
Automobile	20% declining-balance
Equipment	30% declining-balance
Shop equipment	30% declining balance
Shop equipment under capital leases	Straight-line over 60 months

g)	Intangible Assets

Patents, trademarks and other rights have been capitalized in accordance with ASC 350-40, Intangibl es – G oodwill and Other – Internal-Use Software. Amortization is calculated on a straight line basis over an estimated useful life of 10 years.

If the total of the expected undiscounted future cash flows is less than the carrying amount of the asset, a loss is recognized for the excess of the carrying value over the fair value of the asset.

h)	Leases

Lease agreements are evaluated to determine whether they are capital or operating leases in accordance with ASC 840, Leases. When any one of the four test criteria in ASC 840 is met, the lease then qualifies as a capital lease.

Capital leases are capitalized at the lower of the net present value of the total amount payable under the leasing agreement (excluding finance charges) or the fair market value of the leased asset. Capital lease assets are amortized on a straight-line basis, over a period consistent with the Company’s normal amortization policy for tangible fixed assets, but not exceeding the lease term. Interest charges are expensed over the period of the leases in relation to the carrying value of the capital lease obligations.

i)	Foreign Currency Translation

The Company’s functional currency is the U.S. dollar. Transactions in foreign currency are translated in accordance with ASC Topic 830, Foreign Currency Matters , into U.S. dollars and reported as follows:

i)	monetary items at the exchange rate prevailing at the balance sheet date;

ii)	non-monetary items at the historical exchange rate;

iii)	revenue and expense at the average exchange rate in effect during the applicable accounting period.

Gains and losses on foreign currency transactions are reported in the statements of operations.

j)	Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, Earnings Per Share . Under these provisions, basic loss per share is computed using the weighted average number of common shares outstanding during the periods. Diluted loss per share is computed using the weighted average number common and potentially dilutive common shares outstanding during the period. As the Company generated net losses in the periods presented, the basic and diluted loss per share is the same, as the exercise of options or warrants would be anti-dilutive.

k)	Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures , and ASC 825, Financial Instruments , establish a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market.

These tiers are:

•	Level 1 – defined as observable inputs such as quoted prices in active markets;
•	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
•	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Cash consists of cash on deposit with a high quality major financial institution. The carrying cost approximates fair value due to the liquidity of these deposits. The carrying amounts of other financial assets and liabilities, comprising receivables, loans receivable, accounts payable and accrued liabilities, and due to and loans payable to related parties, were a reasonable approximation of their fair value.

l)	Income Taxes

The Company has adopted ASC 740, Income Taxes . This standard requires the use of an asset and liability approach for financial accounting, and reporting on income taxes. Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

m)	Asset Impairment

Long-lived assets are tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable, pursuant to guidance established in ASC 360-50, Impairment or Disposal of Long-lived Assets . The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, assets are written down to fair value.

n)	Comprehensive Loss

ASC 220, Comprehensive Income , establishes standards for the reporting and display of comprehensive items in the consolidated financial statements. As at December 31, 2016, 2015 and 2014, the Company had no items that represent a comprehensive income or loss and, therefore, has not included a statement of comprehensive loss in the consolidated financial statements.

o)	Equity Instruments

In situations where common shares are issued and the fair value of the goods or services received is not readily determinable, the fair value of the common shares is used to measure and record the transaction. The fair value of the common shares issued in exchange for the receipt of goods and services is based on the share price as of the earliest of:

i)	the date at which the counterparty’s performance is complete;
ii)	the date at which a commitment for performance by the counterparty to earn the common shares is reached; or
iii)	the date at which the common shares are issued if they are fully vested and non-forfeitable at that date.

The Company has a share-based compensation plan which is described more fully in Note 8. The Company measures the compensation cost of stock options and other share-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest. Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received, or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

i)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
ii)	The date at which the counter party’s performance is complete.

p)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.